DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
February 28, 2026 (Unaudited)
0
Number
of Shares Value $
COMMON STOCKS — 98.1%
Austria — 0.5%
BAWAG Group AG, 144A *
3,872 603,921
Erste Group Bank AG
14,738 1,753,633
OMV AG
7,071 457,860
Raiffeisen Bank International AG
5,894 294,314
Verbund AG
3,434 244,674
(Cost $2,178,083)
3,354,402
Belgium — 1.3%
Ageas SA/NV
7,196 534,826
Anheuser-Busch InBev SA/NV
47,530 3,865,034
D'ieteren Group
949 205,654
Elia Group SA/NV
2,133 339,744
Financiere de Tubize SA
986 263,886
Groupe Bruxelles Lambert NV
3,888 390,725
KBC Group NV
10,847 1,471,371
Lotus Bakeries NV
21 261,039
Sofina SA
759 225,823
Syensqo SA
3,313 189,351
UCB SA
5,984 1,783,937
(Cost $7,282,728)
9,531,390
Chile — 0.2%
Antofagasta PLC
(Cost $426,191)
18,905 1,087,373
Czech Republic — 0.1%
CSG NV *
(Cost $339,630)
9,463 355,907
Denmark — 2.3%
A.P. Moller - Maersk A/S, Class
A (a)
145 355,415
A.P. Moller - Maersk A/S, Class
B (a)
189 468,495
Carlsberg AS, Class B
4,565 709,771
Coloplast A/S, Class B
6,236 481,240
Danske Bank A/S
32,305 1,686,362
Demant A/S * (a)
4,944 153,865
DSV A/S
9,855 2,548,841
Genmab A/S *
2,867 838,075
Novo Nordisk A/S, Class B
154,640 5,817,708
Novonesis (Novozymes) B, Class
B
16,556 983,107
Orsted AS, 144A *
25,439 603,430
Pandora A/S
3,704 292,871
ROCKWOOL A/S, Class B
4,188 138,781
Tryg A/S
16,874 417,874
Vestas Wind Systems A/S
47,741 1,226,441
(Cost $21,542,928)
16,722,276
Finland — 1.7%
Elisa OYJ
6,816 349,857
Fortum OYJ
21,587 505,298
Number
of Shares Value $
Kesko OYJ, Class B
12,653 311,874
Kone OYJ, Class B
16,041 1,213,439
Metso Corp.
31,057 649,720
Neste OYJ
20,631 516,318
Nokia OYJ
250,576 1,919,788
Nordea Bank Abp
149,274 2,901,488
Orion OYJ, Class B
5,219 417,491
Sampo OYJ, Class A
116,284 1,289,923
Stora Enso OYJ, Class R
26,650 362,289
UPM-Kymmene OYJ
25,384 809,231
Wartsila OYJ Abp
24,176 1,054,099
(Cost $9,626,186)
12,300,815
France — 15.0%
Accor SA
9,214 536,307
Aeroports de Paris SA
1,695 237,133
Air Liquide SA
27,860 5,867,554
Airbus SE
28,563 6,218,112
Alstom SA *
16,590 554,562
Amundi SA, 144A
3,068 293,818
AXA SA
80,437 3,940,542
Ayvens SA, 144A
17,680 225,620
BioMerieux
1,810 213,870
BNP Paribas SA
48,252 5,444,895
Bollore SE
36,303 212,591
Bouygues SA
9,025 561,777
Bureau Veritas SA
16,721 581,267
Capgemini SE
7,247 915,819
Carrefour SA
29,439 558,128
Cie de Saint-Gobain SA
21,240 2,164,383
Cie Generale des Etablissements
Michelin SCA
31,600 1,284,447
Covivio SA REIT
2,964 217,666
Credit Agricole SA
50,404 1,118,786
Danone SA
31,152 2,673,822
Dassault Aviation SA
912 364,882
Dassault Systemes SE
31,639 693,486
Eiffage SA
3,234 558,674
Engie SA
87,644 2,995,997
EssilorLuxottica SA
14,476 3,852,013
Gecina SA REIT
2,068 191,696
Getlink SE
13,879 302,078
Hermes International SCA
1,522 3,684,914
Ipsen SA
1,827 356,415
Kering SA
3,586 1,211,421
Klepierre SA REIT
10,256 431,661
Legrand SA
12,609 2,292,181
L'Oreal SA
11,546 5,421,634
LVMH Moet Hennessy Louis
Vuitton SE
11,942 7,677,619
Orange SA
89,719 1,928,359
Pernod Ricard SA
9,508 879,224

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Publicis Groupe SA
11,012 981,349
Renault SA
9,056 343,595
Rexel SA
10,570 460,489
Safran SA
17,025 6,839,696
Sanofi SA
52,761 5,124,549
Sartorius Stedim Biotech
1,368 295,968
Schneider Electric SE
26,314 8,603,335
Societe Generale SA
33,426 2,917,188
Sodexo SA (a)
3,896 213,603
Thales SA
4,365 1,314,695
TotalEnergies SE
95,361 7,581,019
Unibail-Rodamco-Westfield
REIT *
5,726 718,195
Veolia Environnement SA
30,354 1,289,753
Vinci SA
23,643 3,932,075
(Cost $83,828,215)
107,278,862
Germany — 13.4%
adidas AG
8,227 1,537,867
Allianz SE
18,270 8,250,875
BASF SE
42,960 2,472,089
Bayer AG
47,212 2,343,559
Bayerische Motoren Werke AG
13,562 1,433,585
Beiersdorf AG
4,585 583,209
Brenntag SE
5,884 363,618
Commerzbank AG
34,630 1,417,838
Continental AG
5,117 442,102
CTS Eventim AG & Co. KGaA
2,928 238,202
Daimler Truck Holding AG
22,421 1,139,980
Delivery Hero SE, 144A *
9,540 221,560
Deutsche Bank AG (b)
87,535 3,133,455
Deutsche Boerse AG
9,061 2,488,187
Deutsche Lufthansa AG
27,750 297,990
Deutsche Post AG
44,298 2,622,362
Deutsche Telekom AG
176,471 7,108,388
E.ON SE
107,648 2,503,236
Evonik Industries AG
13,122 229,319
Fresenius Medical Care AG
10,231 476,909
Fresenius SE & Co. KGaA
20,569 1,237,091
GEA Group AG
7,264 565,630
Hannover Rueck SE
2,827 861,151
Heidelberg Materials AG
6,314 1,414,162
Henkel AG & Co. KGaA
5,038 456,886
Hensoldt AG
3,157 277,535
HOCHTIEF AG
772 376,372
Infineon Technologies AG
62,693 3,394,629
Knorr-Bremse AG
3,385 445,969
LEG Immobilien SE
3,802 318,065
Mercedes-Benz Group AG
34,893 2,432,546
Merck KGaA
6,279 951,893
MTU Aero Engines AG
2,588 1,117,387
Number
of Shares Value $
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
6,260 4,109,674
Nemetschek SE
2,807 224,876
Rational AG
265 231,242
Rheinmetall AG
2,210 4,343,961
RWE AG
30,371 1,957,244
SAP SE
50,179 10,136,483
Scout24 SE, 144A
3,441 293,760
Siemens AG
36,478 10,663,542
Siemens Energy AG
37,185 7,313,451
Siemens Healthineers AG, 144A
16,286 810,923
Symrise AG
6,432 589,612
Talanx AG
3,014 381,064
Vonovia SE
36,827 1,248,440
Zalando SE, 144A *
11,103 272,226
(Cost $71,232,276)
95,730,144
Hong Kong — 0.3%
Prudential PLC
(Cost $2,131,346)
121,229 1,858,383
Ireland — 1.1%
AerCap Holdings NV
8,076 1,206,877
AIB Group PLC
102,515 1,072,017
Bank of Ireland Group PLC
46,060 899,910
Experian PLC
43,353 1,627,712
Kerry Group PLC, Class A
7,619 677,897
Kingspan Group PLC
7,342 731,763
Ryanair Holdings PLC
39,706 1,286,454
(Cost $5,810,027)
7,502,630
Italy — 4.7%
Banca Mediolanum SpA
11,629 250,633
Banca Monte dei Paschi di Siena
SpA
93,346 915,250
Banco BPM SpA
54,776 811,307
BPER Banca SPA
70,973 1,007,180
Buzzi SpA
3,810 220,503
Davide Campari-Milano NV (a)
29,595 223,035
Enel SpA
389,963 4,697,198
Eni SpA
98,563 2,289,180
Ferrari NV
6,060 2,301,385
FinecoBank Banca Fineco SpA
28,650 676,719
Generali
40,179 1,716,716
Intesa Sanpaolo SpA
672,107 4,633,936
Italgas SpA
30,045 388,383
Leonardo SpA
19,568 1,313,305
Moncler SpA
11,496 793,830
Poste Italiane SpA, 144A
21,825 586,687
Prysmian SpA
13,588 1,645,698
Recordati Industria Chimica e
Farmaceutica SpA
5,256 300,712
Snam SpA
94,822 738,355

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Telecom Italia SpA *
557,576 419,149
Telecom Italia SpA-RSP *
294,174 257,847
Terna - Rete Elettrica Nazionale
66,903 806,337
UniCredit SpA
67,347 5,762,190
Unipol Assicurazioni SpA
16,873 421,870
(Cost $19,562,434)
33,177,405
Luxembourg — 0.3%
ArcelorMittal SA
20,522 1,345,324
CVC Capital Partners PLC, 144A
10,898 155,684
Eurofins Scientific SE
5,535 445,777
Tenaris SA
18,670 510,039
(Cost $1,442,706)
2,456,824
Mexico — 0.1%
Fresnillo PLC
(Cost $259,264)
10,756 614,602
Netherlands — 8.2%
ABN AMRO Bank NV CVA, 144A
27,777 930,813
Adyen NV, 144A *
1,190 1,398,793
Aegon Ltd.
62,370 474,163
Akzo Nobel NV
7,960 560,759
Argenx SE *
2,986 2,319,478
ASM International NV
2,253 1,901,305
ASML Holding NV
18,621 27,137,993
ASR Nederland NV
7,855 570,254
BE Semiconductor Industries NV
3,452 772,541
Euronext NV, 144A
3,581 592,384
EXOR NV
4,514 396,564
Ferrovial SE
24,930 1,860,524
Heineken Holding NV
6,345 548,799
Heineken NV
13,632 1,265,412
ING Groep NV
140,420 4,086,619
JDE Peet's NV
7,825 293,099
Koninklijke Ahold Delhaize NV
42,816 2,113,204
Koninklijke KPN NV
182,550 1,035,582
Koninklijke Philips NV
36,358 1,163,374
Magnum Ice Cream Co. NV *
22,283 352,849
Nebius Group NV * (a)
10,023 913,997
NN Group NV
12,609 1,032,487
Prosus NV *
63,051 3,241,543
QIAGEN NV
9,678 479,835
Randstad NV
4,839 159,125
Stellantis NV
94,869 778,067
Universal Music Group NV
53,652 1,211,483
Wolters Kluwer NV
11,158 897,851
(Cost $38,650,211)
58,488,897
Norway — 0.9%
Aker BP ASA
14,635 440,514
DNB Bank ASA
42,302 1,341,360
Equinor ASA
36,140 1,070,330
Gjensidige Forsikring ASA
9,993 282,082
Number
of Shares Value $
Kongsberg Gruppen ASA
20,660 838,281
Mowi ASA
21,995 518,629
Norsk Hydro ASA
68,606 635,964
Orkla ASA
34,485 471,851
Salmar ASA
3,119 186,649
Telenor ASA
29,342 544,050
Yara International ASA
8,223 415,720
(Cost $5,008,454)
6,745,430
Poland — 0.0%
InPost SA *
(Cost $172,951)
11,017 197,869
Portugal — 0.3%
Banco Comercial Portugues SA,
Class R
362,169 381,551
EDP SA
150,018 800,512
Galp Energia SGPS SA
19,319 415,914
Jeronimo Martins SGPS SA
13,332 350,664
(Cost $1,608,762)
1,948,641
Spain — 5.5%
Acciona SA
1,123 327,488
ACS Actividades de
Construccion y Servicios SA
8,624 1,116,838
Aena Sme SA, 144A
35,382 1,115,003
Amadeus IT Group SA
21,562 1,343,693
Banco Bilbao Vizcaya Argentaria
SA
274,115 6,396,917
Banco de Sabadell SA
240,250 910,686
Banco Santander SA
704,158 8,977,643
Bankinter SA
31,544 528,336
CaixaBank SA
183,916 2,286,157
Cellnex Telecom SA, 144A *
23,317 885,502
EDP Renovaveis SA
16,099 254,142
Endesa SA
14,928 609,778
Grifols SA
14,006 175,921
Iberdrola SA
308,543 7,309,722
Indra Sistemas SA
3,878 287,536
Industria de Diseno Textil SA
52,461 3,522,156
Mapfre SA
47,434 221,390
Naturgy Energy Group SA
12,001 373,511
Redeia Corp. SA
20,334 377,940
Repsol SA
53,515 1,202,382
Telefonica SA
172,990 786,960
(Cost $23,188,558)
39,009,701
Sweden — 5.6%
AddTech AB, Class B
12,610 467,378
Alfa Laval AB
13,801 817,885
Assa Abloy AB, Class B
48,740 2,081,854
Atlas Copco AB, Class A
128,389 2,773,968
Atlas Copco AB, Class B
76,372 1,436,903
Beijer Ref AB
18,993 298,015
Boliden AB *
13,616 1,082,028

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
Epiroc AB, Class A
30,595 921,483
Epiroc AB, Class B
19,063 496,234
EQT AB
23,136 717,842
Essity AB, Class B
28,604 910,312
Evolution AB, 144A
6,269 380,823
Fastighets AB Balder, Class B *
33,486 251,935
H & M Hennes & Mauritz AB,
Class B (a)
23,083 492,722
Hexagon AB, Class B
100,005 1,139,895
Holmen AB, Class B
3,182 125,692
Industrivarden AB, Class A
5,668 323,030
Industrivarden AB, Class C
7,005 397,133
Indutrade AB
12,550 326,414
Investment AB Latour, Class B
7,343 187,569
Investor AB, Class B
87,961 3,680,631
L E Lundbergforetagen AB,
Class B
3,885 255,196
Lifco AB, Class B
10,815 385,514
Nibe Industrier AB, Class B
72,623 298,212
Saab AB, Class B
15,391 1,113,970
Sagax AB, Class B
10,163 215,022
Sandvik AB
50,915 2,252,587
Securitas AB, Class B
22,850 406,752
Skandinaviska Enskilda Banken
AB, Class A
73,619 1,572,261
Skanska AB, Class B
16,113 496,191
SKF AB, Class B
16,218 466,369
Spotify Technology SA *
7,538 3,881,618
Svenska Cellulosa AB SCA,
Class B
28,227 384,121
Svenska Handelsbanken AB,
Class A
70,243 1,125,120
Swedbank AB, Class A
41,236 1,588,670
Swedish Orphan Biovitrum AB *
9,141 400,367
Tele2 AB, Class B
26,195 553,636
Telefonaktiebolaget LM Ericsson,
Class B
135,169 1,565,413
Telia Co. AB
109,947 564,618
Trelleborg AB, Class B
10,008 438,784
Volvo AB, Class B
76,561 2,983,535
(Cost $29,801,442)
40,257,702
Switzerland — 15.2%
ABB Ltd.
75,236 7,027,963
Alcon, Inc.
24,111 2,096,718
Avolta AG *
3,986 263,107
Banque Cantonale Vaudoise
1,515 232,319
Barry Callebaut AG
164 308,227
Belimo Holding AG
479 480,962
BKW AG
984 193,767
Chocoladefabriken Lindt &
Spruengli AG
5 824,608
Number
of Shares Value $
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
45 740,977
Cie Financiere Richemont SA,
Class A
25,818 5,280,459
Coca-Cola HBC AG *
10,309 668,250
DSM-Firmenich AG
8,337 595,395
EMS-Chemie Holding AG
345 286,733
Galderma Group AG
7,312 1,387,554
Geberit AG
1,638 1,380,535
Givaudan SA
446 1,793,629
Glencore PLC *
475,136 3,419,295
Helvetia Baloise Holding AG
3,739 972,621
Holcim AG *
24,548 2,263,071
Julius Baer Group Ltd.
9,892 844,008
Kuehne + Nagel International AG
2,319 540,954
Logitech International SA
7,435 685,043
Lonza Group AG
3,391 2,364,901
Nestle SA
123,668 13,508,017
Novartis AG
91,223 15,483,646
Partners Group Holding AG
1,067 1,189,889
Roche Holding AG
33,714 16,092,915
Roche Holding AG
1,538 762,949
Sandoz Group AG
20,114 1,779,481
Schindler Holding AG
1,162 425,445
Schindler Holding AG
Participation Certificates
1,962 749,227
SGS SA
7,782 981,796
Sika AG
7,388 1,532,660
Sonova Holding AG
2,373 623,150
STMicroelectronics NV
22,139 743,190
STMicroelectronics NV, Class Y
10,442 350,956
Straumann Holding AG
5,383 648,326
Swatch Group AG — Bearer
1,388 355,282
Swiss Life Holding AG
1,344 1,540,745
Swiss Prime Site AG
3,785 722,195
Swiss Re AG
14,349 2,537,226
Swisscom AG
1,249 1,172,080
UBS Group AG
152,502 6,349,209
VAT Group AG, 144A
1,275 902,458
Zurich Insurance Group AG
7,038 5,314,772
(Cost $77,513,304)
108,416,710
United Kingdom — 21.4%
3i Group PLC
47,713 2,136,061
Admiral Group PLC
12,031 480,571
Airtel Africa PLC, 144A
44,633 209,922
Anglo American PLC
53,810 2,683,857
Ashtead Group PLC
19,913 1,429,273
Associated British Foods PLC
14,989 399,353
AstraZeneca PLC
74,422 15,587,828
Autotrader Group PLC, 144A
40,084 266,261
Aviva PLC
147,798 1,366,375

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Number
of Shares Value $
BAE Systems PLC
144,364 4,108,944
Barclays PLC
660,192 4,029,044
Barratt Redrow PLC
68,926 339,135
BP PLC
756,768 4,871,356
British American Tobacco PLC
104,536 6,536,740
BT Group PLC
291,524 851,748
Bunzl PLC
15,493 458,089
Centrica PLC
225,856 606,163
Coca-Cola Europacific Partners
PLC
9,840 1,086,631
Compass Group PLC
82,227 2,524,327
Diageo PLC
107,193 2,401,626
Endeavour Mining PLC
9,177 654,235
Entain PLC
27,767 215,166
GSK PLC
195,598 5,801,788
Haleon PLC
428,281 2,341,592
Halma PLC
18,450 1,040,316
HSBC Holdings PLC
824,163 15,478,491
Imperial Brands PLC
36,169 1,620,711
Informa PLC
60,804 686,843
InterContinental Hotels Group
PLC
6,996 961,950
International Consolidated
Airlines Group SA
56,783 323,800
Intertek Group PLC
7,561 481,152
J Sainsbury PLC
79,353 373,221
JD Sports Fashion PLC
131,343 145,108
Kingfisher PLC
81,648 407,672
Land Securities Group PLC REIT
32,475 282,940
Legal & General Group PLC
273,047 998,308
Lloyds Banking Group PLC
2,829,922 3,907,183
London Stock Exchange Group
PLC
22,109 2,639,856
M&G PLC
105,660 452,382
Marks & Spencer Group PLC
96,425 515,241
Melrose Industries PLC
59,154 451,050
National Grid PLC
238,565 4,472,097
NatWest Group PLC
384,325 3,206,023
Next PLC
5,608 1,021,791
Pearson PLC
28,603 369,973
Phoenix Group Holdings PLC
34,608 357,725
Reckitt Benckiser Group PLC
30,682 2,692,622
RELX PLC
87,473 3,046,098
Rentokil Initial PLC
120,105 738,404
Rio Tinto PLC
54,159 5,353,627
Rolls-Royce Holdings PLC
403,556 7,252,274
Sage Group PLC
46,200 511,665
Schroders PLC
33,977 268,324
Segro PLC REIT
61,423 696,318
Severn Trent PLC
12,629 558,239
Shell PLC
273,625 11,333,560
Smith & Nephew PLC
38,960 720,099
Number
of Shares Value $
Smiths Group PLC
15,595 577,116
Spirax Group PLC
3,458 368,387
SSE PLC
58,005 2,102,004
Standard Chartered PLC
91,965 2,270,520
Tesco PLC
308,221 1,996,289
Unilever PLC
104,707 7,714,400
United Utilities Group PLC
32,166 603,845
Verisure PLC *
14,268 159,234
Vodafone Group PLC
890,558 1,374,185
Whitbread PLC
8,321 291,559
Wise PLC, Class A *
32,048 371,646
(Cost $111,683,987)
152,580,333
TOTAL COMMON STOCKS
(Cost $513,289,683)
699,616,296
PREFERRED STOCKS — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
2,624 275,636
Dr Ing hc F Porsche AG, 144A (a)
5,354 261,845
Henkel AG & Co. KGaA
7,698 756,602
Porsche Automobil Holding SE
7,090 301,843
Sartorius AG (a)
1,246 353,788
Volkswagen AG
9,721 1,162,418
(Cost $4,280,977)
3,112,132
EXCHANGE-TRADED FUNDS
— 0.2%
iShares Core MSCI Europe ETF
(a)
(Cost $1,448,974)
20,500 1,568,455
SECURITIES LENDING
COLLATERAL — 0.6%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.57%
(c)(d)
(Cost $4,107,984)
4,107,984 4,107,984
CASH EQUIVALENTS — 0.8%
DWS Government Money Market
Series "Institutional Shares",
3.62% (c)
(Cost $5,564,560)
5,564,560 5,564,560
TOTAL INVESTMENTS — 100.1%
(Cost $528,692,178)
713,969,427
Other assets and liabilities,
net — (0.1%)
(886,959)
NET ASSETS — 100.0%
713,082,468

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Securities are listed in country of domicile.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG (b)
2,760,841 323,248 (758,765) 340,333 467,798 — — 87,535 3,133,455
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.57% (c)(d)
5,319,270 — (1,211,286) (e) — — 30,669 — 4,107,984 4,107,984
CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series "Institutional Shares", 3.62% (c)
14,028,943 63,620,670 (72,085,053) — — 213,080 — 5,564,560 5,564,560
22,109,054 63,943,918 (74,055,104) 340,333 467,798 243,749 — 9,760,079 12,805,999
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $3,861,946, which is 0.5% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2026.
CVA: Certificaten Van Aandelen (Dutch Certificate)
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
At February 28, 2026 the Xtrackers MSCI Europe Hedged Equity ETF had the following sector diversification:
At February 28, 2026, open futures contracts purchased were as follows:
At February 28, 2026, the Fund had the following forward foreign currency contracts outstanding:
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
164,107,598 23 .3
Industrials
137,511,212 19 .6
Health Care
96,749,591 13 .8
Consumer Staples
65,776,534 9 .3
Information Technology
54,334,931 7 .7
Consumer Discretionary
48,821,808 7 .0
Materials
37,971,303 5 .4
Utilities
35,658,858 5 .1
Energy
30,901,062 4 .4
Communication Services
25,601,397 3 .6
Real Estate
5,294,134 0 .8
Total
702,728,428 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
CAC 40 Index
EUR 13 1,281,539 1,320,031 3/20/2026 38,492
DAX Index
EUR 1 726,936 748,751 3/20/2026 21,815
DAX Mini Index
EUR 2 292,385 299,500 3/20/2026 7,115
EURO STOXX 50 Index
EUR 31 2,158,544 2,253,821 3/20/2026 95,277
FTSE 100 Index
GBP 17 2,258,597 2,498,572 3/20/2026 239,975
FTSE MIB Index
EUR 1 262,067 279,277 3/20/2026 17,210
IBEX 35 Index
EUR 2 424,480 435,094 3/20/2026 10,614
OMXS30 Index
SEK 13 449,344 464,589 3/20/2026 15,245
SMI Index
CHF 7 1,192,738 1,270,625 3/20/2026 77,887
Total unrealized appreciation
523,630
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
3/3/2026 CHF 77,882,439 USD 101,444,165 108,314 —
Morgan Stanley Capital
3/3/2026 DKK 5,562,000 USD 887,054 7,317 —
Morgan Stanley Capital
3/3/2026 DKK 122,965,442 USD 19,620,854 171,526 —
The Bank of New York Mellon
3/3/2026 EUR 303,433,296 USD 361,457,631 2,860,128 —
RBC Capital Markets
3/3/2026 GBP 111,257,824 USD 152,669,210 2,731,103 —
Goldman Sachs & Co.
3/3/2026 NOK 57,945,491 USD 6,035,831 — (58,258)
Goldman Sachs & Co.
3/3/2026 NOK 1,447,000 USD 150,723 — (1,457)
Morgan Stanley Capital
3/3/2026 SEK 7,629,000 USD 862,593 17,362 —
Morgan Stanley Capital
3/3/2026 SEK 302,749,686 USD 34,248,233 706,021 —

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Currency Abbreviations
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
The Bank of New York Mellon
3/3/2026 USD 2,835,787 CHF 2,177,000 — (3,208)
The Bank of New York Mellon
3/3/2026 USD 98,440,204 CHF 75,705,439 63,068 —
Morgan Stanley Capital
3/3/2026 USD 20,311,215 DKK 128,527,442 17,849 —
Morgan Stanley Capital
3/3/2026 USD 355,382,785 EUR 300,993,296 331,126 —
The Bank of New York Mellon
3/3/2026 USD 2,906,557 EUR 2,440,000 — (22,965)
RBC Capital Markets
3/3/2026 USD 148,607,200 GBP 110,533,824 355,199 —
RBC Capital Markets
3/3/2026 USD 993,467 GBP 724,000 — (17,759)
Goldman Sachs & Co.
3/3/2026 USD 6,243,035 NOK 59,392,491 3,234 —
Morgan Stanley Capital
3/3/2026 USD 34,400,653 SEK 310,378,686 — (13,209)
The Bank of New York Mellon
4/2/2026 CHF 4,950,000 USD 6,457,151 — (7,405)
The Bank of New York Mellon
4/2/2026 CHF 75,705,439 USD 98,761,125 — (107,979)
Morgan Stanley Capital
4/2/2026 EUR 300,993,296 USD 355,894,172 — (404,993)
RBC Capital Markets
4/2/2026 EUR 17,441,000 USD 20,621,869 — (23,819)
RBC Capital Markets
4/2/2026 GBP 8,472,000 USD 11,390,789 — (27,711)
RBC Capital Markets
4/2/2026 GBP 110,533,824 USD 148,618,032 — (358,652)
Morgan Stanley Capital
4/2/2026 SEK 310,378,686 USD 34,455,262 5,700 —
Morgan Stanley Capital
4/2/2026 SEK 21,045,000 USD 2,333,931 — (1,896)
Morgan Stanley Capital
4/7/2026 DKK 128,527,442 USD 20,351,498 — (22,164)
Goldman Sachs & Co.
4/7/2026 NOK 59,392,491 USD 6,241,657 — (3,259)
Goldman Sachs & Co.
4/7/2026 NOK 4,443,000 USD 466,927 — (239)
Morgan Stanley Capital
4/7/2026 USD 3,411,337 DKK 21,522,000 245 —
Total unrealized appreciation (depreciation)
7,378,192 (1,074,973)
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP Pound Sterling
NOK Norwegian Krone
SEK Swedish Krona
USD U.S. Dollar

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Europe Hedged Equity ETF
(Continued)
February 28, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DBEU-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 699,616,296 $ — $ — $ 699,616,296
Preferred Stocks
3,112,132 — — 3,112,132
Exchange-Traded Funds
1,568,455 — — 1,568,455
Short-Term Investments (a)
9,672,544 — — 9,672,544
Derivatives (b)
Forward Foreign Currency Contracts
— 7,378,192 — 7,378,192
Futures Contracts
523,630 — — 523,630
TOTAL
$ 714,493,057 $ 7,378,192 $ — $ 721,871,249
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (1,074,973) $ — $ (1,074,973)
TOTAL
$ — $ (1,074,973) $ — $ (1,074,973)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.